Inventories - Schedule of Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Finished products and goods for resale	€ 17,137	€ 27,249
CO2 tickets	10,109	6,855
Total	€ 27,246	€ 34,104